Note 19 - Events After the Reporting Period (Details Textual) $ in Thousands						2 Months Ended	12 Months Ended				24 Months Ended
	Apr. 21, 2022 USD ($)	Mar. 22, 2022 USD ($)	Feb. 17, 2022	Jan. 11, 2021	Aug. 19, 2020	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jan. 17, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jan. 20, 2022 USD ($)	Jan. 17, 2020 USD ($)
Statement Line Items [Line Items]
Payments to acquire or redeem entity's shares							$ 749		$ 49,049	$ 5,780
Current assets or disposal groups classified as held for sale							$ 288,379		$ 0
Star X [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate							19.35%
Nanobank [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary				42.35%	42.00%
RSU [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement							1,086,340		1,122,818
ADS [member]
Statement Line Items [Line Items]
Share repurchase program, maximum authorized amount													$ 50,000
Number of shares repurchased (in shares) | shares							4,927,297	5,976,455		1,500,000	1,500,000
Payments to acquire or redeem entity's shares								$ 49,800			$ 10,700
Potential ordinary share transactions [member] | ADS [member]
Statement Line Items [Line Items]
Share repurchase program, maximum authorized amount												$ 50,000
Number of shares repurchased (in shares) | shares						569,352
Payments to acquire or redeem entity's shares						$ 3,000
Potential ordinary share transactions [member] | ADS [member] | RSU [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			778,750
Disposal of major subsidiary [member] | Star X [member]
Statement Line Items [Line Items]
Disposal group held for sale, consideration to be received	$ 83,500
Proportion of ownership interest in associate	19.35%
Disposal group, installment due within 10 days	$ 28,400
Disposal group, number of installments	2
Disposal group, deferred payments, interest rate	3.50%
Disposal of major subsidiary [member] | Nanobank [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary		42.35%
Disposal group held for sale, consideration to be received		$ 127,100
Disposal group held for sale, consideration to be received, number of quarterly installments		8
Disposal group held for sale, consideration to be received, term (Year)		2 years
Current assets or disposal groups classified as held for sale		$ 120,300
Disposal group held for sale, discount rate		5.00%